S000020207 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Class N
Prospectus [Line Items]
Average Annual Return, Percent	3.00%	8.52%			7.86%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.21%	6.60%			5.41%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.08%	6.31%			5.71%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	3.18%	8.73%	6.67%	[1]
Performance Inception Date			Feb. 24, 2017
Class I | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.66%	[1]	14.82%
Performance Inception Date			Feb. 24, 2017
Class I | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	6.97%	[1]	9.27%
Performance Inception Date			Feb. 24, 2017
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	3.25%	8.79%	6.74%	[1]
Performance Inception Date			Feb. 24, 2017
Class Z | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.66%	[1]	14.82%
Performance Inception Date			Feb. 24, 2017
Class Z | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	6.97%	[1]	9.27%
Performance Inception Date			Feb. 24, 2017

[1]	Class I, Class Z and Index performance shown reflects performance since the inception date of the Fund's Class I and Class Z shares on February 24, 2017.